Note 6 expected loss variation (Details)	6 Months Ended
	Jun. 30, 2021
Bbva group [Member] | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	3.32%	[1]
GDP plus100 bp	(3.07%)	[1]
Bbva group [Member] | Retail [Member]
Basic point [Line Items]
GDP -100 bp	3.15%	[1]
GDP plus100 bp	(2.90%)	[1]
Bbva group [Member] | Mortgages [member]
Basic point [Line Items]
GDP -100 bp	3.41%	[1]
GDP plus100 bp	(2.92%)	[1]
Bbva group [Member] | Wholesaler [Member]
Basic point [Line Items]
GDP -100 bp	4.28%	[1]
GDP plus100 bp	(4.01%)	[1]
Bbva group [Member] | Fixed income [Member]
Basic point [Line Items]
GDP -100 bp	1.73%	[1]
GDP plus100 bp	(1.73%)	[1]
SPAIN | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	3.32%	[1]
GDP plus100 bp	(3.06%)	[1]
SPAIN | Mortgages [member]
Basic point [Line Items]
GDP -100 bp	4.03%	[1]
GDP plus100 bp	(3.35%)	[1]
Housing price -100 bp	5.17%	[1]
Housing prince +100 pb	(5.11%)	[1]
SPAIN | Companies [Member]
Basic point [Line Items]
GDP -100 bp	4.16%	[1]
GDP plus100 bp	(3.97%)	[1]
Housing price -100 bp	0.78%	[1]
Housing prince +100 pb	(0.77%)	[1]
MEXICO | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	3.73%	[1]
GDP plus100 bp	(3.56%)	[1]
MEXICO | Mortgages [member]
Basic point [Line Items]
GDP -100 bp	2.06%	[1]
GDP plus100 bp	(1.96%)	[1]
Housing price -100 bp	3.66%	[1]
Housing prince +100 pb	(3.43%)	[1]
MEXICO | Cards [Member]
Basic point [Line Items]
GDP -100 bp	6.57%	[1]
GDP plus100 bp	(6.07%)	[1]
TURKEY | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	1.56%	[1]
GDP plus100 bp	(1.47%)	[1]
TURKEY | Mortgages [member]
Basic point [Line Items]
GDP -100 bp	1.58%	[1]
GDP plus100 bp	(1.55%)	[1]
TURKEY | Cards [Member]
Basic point [Line Items]
GDP -100 bp	1.62%
GDP plus100 bp	(1.47%)

[1]	(*) Last available data as of May 31, 2021, and from Turkey as of December 31, 2020.